Debt and Financing Costs (Tables)	3 Months Ended
Mar. 31, 2016
Debt Disclosure [Abstract]
Summary of Carrying Amounts and Estimated Fair Values
The following table presents the carrying amounts and estimated fair values of the Company’s outstanding debt as of March 31, 2016 and December 31, 2015:

	March 31, 2016		December 31, 2015
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	(In millions)
Commercial paper and committed bank facilities	$—	$—	$—	$—
Notes and debentures	8,719	8,561	8,717	8,330
Total Debt	$8,719	$8,561	$8,717	$8,330

Components of Financing Costs, Net
The following table presents the components of Apache’s financing costs, net:

	For the Quarter Ended March 31,
	2016	2015
	(In millions)
Interest expense	$116	$128
Amortization of deferred loan costs	1	2
Capitalized interest	(11)	(4)
Interest income	(1)	(2)
Financing costs, net	$105	$124